PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Summary of transaction charts of contract asset (Detail) - BRL (R$)
R$ in Thousands
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of property plant and equipment intangible assets goodwill right of use assets and contract assets [line items]
Beginning of period		R$ 1,118,715	R$ 705,982
Additions		1,528,094	1,228,641
Business combination			87,735
Write-offs		(31,648)	(25,156)
Transfers	[1]	(1,563,056)	(878,487)
End of period		1,052,105	1,118,715
Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of property plant and equipment intangible assets goodwill right of use assets and contract assets [line items]
Beginning of period		1,110,335	684,970
Additions		1,494,142	1,217,818
Business combination			87,735
Write-offs
Transfers	[1]	(1,563,056)	(880,188)
End of period		1,041,421	1,110,335
Moove [member]
Disclosure of property plant and equipment intangible assets goodwill right of use assets and contract assets [line items]
Beginning of period		8,380	21,012
Additions		33,952	10,823
Business combination
Write-offs		(31,648)	(25,156)
Transfers	[1]		1,701
End of period		R$ 10,684	R$ 8,380

[1]	Included in the amount of transfers is a portion of the intangible asset that was reclassified as a financial asset.